Stock-based and Deferred Compensation Plans (Performance-based Share Units) (Details) (Performance Shares)	3 Months Ended
	Mar. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, award vesting period	4 years
Share-based compensation arrangement by share-based payment award vesting percentage	25.00%
Share-based compensation arrangement by share-based payment award, number of shares that would be issued on vesting of stock units	1
Outstanding	0	[1]
Granted (shares)	52,000	[1]
Vested (shares)	0	[1]
Forfeited (shares)	(4,000)	[1]
Outstanding	48,000	[1]
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award vesting percentage	0.00%
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award vesting percentage	200.00%

[1]	Share unit amounts represent the target number of PSUs considered granted for accounting recognition based on the establishment of performance targets for future years. The actual number of shares that will be earned upon vesting is dependent upon actual performance and may range from zero to 200% of the target number of shares.